SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Details - Concentrations)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Product Information [Line Items]
Concentration percentage	16.37%	26.33%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Product Information [Line Items]
Concentration percentage	59.53%	73.67%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Product Information [Line Items]
Concentration percentage	16.30%	0.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | All Customers [Member]
Product Information [Line Items]
Concentration percentage	92.20%	100.00%
Purchases [Member] | Product Concentration Risk [Member] | Supplier A [Member]
Product Information [Line Items]
Concentration percentage	48.76%	100.00%
Purchases [Member] | Product Concentration Risk [Member] | Supplier B [Member]
Product Information [Line Items]
Concentration percentage	15.14%	0.00%
Purchases [Member] | Product Concentration Risk [Member] | Supplier C [Member]
Product Information [Line Items]
Concentration percentage	14.26%	0.00%
Purchases [Member] | Product Concentration Risk [Member] | All Suppliers [Member]
Product Information [Line Items]
Concentration percentage	78.16%	100.00%